Financial Instruments - Disclosure of liquidity risk (Details)	Aug. 31, 2020 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	$ 728,126
Lease obligation	966,833
Financial liabilities	1,694,959
Within 1 Year [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	728,126
Lease obligation	218,253
Financial liabilities	946,379
1-3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0
Lease obligation	451,736
Financial liabilities	451,736
4-5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0
Lease obligation	296,844
Financial liabilities	296,844
Over 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0
Lease obligation	0
Financial liabilities	$ 0